CASH MANAGEMENT MONEY MARKET FUNDS

                              SEMI-ANNUAL REPORT

                              FOR THE SIX MONTHS ENDED DECEMBER 31, 1999



                                        [LOGO] ONE GROUP MUTUAL FUND



                                  ONE GROUP(R) CASH MANAGEMENT MONEY MARKET FUND

                                  ONE GROUP(R) TREASURY PRIME CASH MANAGEMENT
                                        MONEY MARKET FUND

                                  ONE GROUP(R) U.S. GOVERNMENT SECURITIES CASH
                                        MANAGEMENT MONEY MARKET FUND

                                  ONE GROUP(R) TREASURY CASH MANAGEMENT MONEY
                                        MARKET FUND

                                  ONE GROUP(R) MUNICIPAL CASH MANAGEMENT MONEY
                                        MARKET FUND

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             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
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TABLE OF CONTENTS
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                         DECEMBER 31, 1999

Portfolio Performance Review.................................................  3
Schedules of Portfolio Investments...........................................  4
Statements of Assets and Liabilities......................................... 14
Statements of Operations..................................................... 15
Statements of Changes in Net Assets.......................................... 16
Schedules of Capital Stock Activity.......................................... 18
Financial Highlights......................................................... 20
Notes to Financial Statements................................................ 30

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                                         2
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Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                         DECEMBER 31, 1999

ECONOMIC OUTLOOK
1999 was yet another year in which the U.S. economy demonstrated its remarkable resiliency. The economy turned in another year of strong growth and low inflation despite a major currency devaluation in Latin America and higher interest rates in the U.S.

Despite low inflation, the Federal Reserve became more restrictive in 1999, with three hikes in the federal funds rate. The central bank was concerned that labor markets might be too tight, which could lead to the emergence of wage pressures and eventually higher overall inflation.

Looking ahead to 2000, we see another good year for the U.S. economy. Because we are still experiencing strong job growth, low inflation and high levels of consumer confidence, it's a good bet that consumer spending will continue to fuel healthy overall economic growth. Our forecast is that the economy will expand by 3.6 percent in 2000 and that the current expansion (which began in April 1991) will easily last until February, at which point it will become the longest expansion in U.S. history.

We also are looking for inflation to remain low. We do expect the inflation rate to gradually accelerate as wages begin to move higher, but we are not looking for any dramatic spikes in inflation anytime in the near future. Still, as long as labor markets remain this tight, the Federal Reserve is likely to remain on alert. Until there is a significant and sustained loosening in the labor market, the central bank will continue to be concerned about rising wages putting upward pressure on the overall inflation rate. Because we expect that the unemployment rate will stay close to its current low level throughout the year, and because we are anticipating a slightly higher inflation rate, our forecast calls for higher interest rates in 2000. On the whole, however, the outlook is very positive. With strong growth and low inflation, the U.S. economy appears headed for another solid year.

/s/ Anthony Chan
Anthony Chan, Ph.D.
Managing Director and Chief Economist
Banc One Investment Advisors

--------------------------------------------------------------------------------
One Group Mutual Funds
Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
COMMERCIAL PAPER (61.2%):
Asset Backed (44.1%):
$ 12,500    Amsterdam Funding Corp., 6.33%,
              1/6/00...........................  $   12,489
  25,000    Amsterdam Funding Corp., 5.41%,
              1/7/00...........................      24,977
  15,000    Amsterdam Funding Corp., 6.30%,
              1/11/00..........................      14,974
  48,000    Amsterdam Funding Corp., 6.55%,
              2/4/00...........................      47,703
  50,000    Aquinas Funding, L.L.C., 6.28%,
              1/14/00..........................      49,887
  30,000    Bavaria T.R.R. Corp., 6.35%,
              1/11/00..........................      29,947
  17,500    CC U.S.A., Inc., 5.80%, 4/25/00....      17,176
  25,000    Citibank Credit Card Master Trust
              (Dakota), 5.99%, 2/22/00.........      24,784
  25,000    Concord Minutemen Capital Co.
              L.L.C., 5.92%, 1/21/00...........      24,918
  49,000    Dorada Finance, Inc., 5.43%,
              1/21/00..........................      48,852
 123,822    Greenwich Funding Corp., 5.97%,
              1/13/00..........................     123,576
  25,000    K2 (USA) L.L.C., 6.60%, 3/13/00*...      25,000
  37,000    K2 (USA) L.L.C., 6.61%, 3/13/00*...      37,000
  29,000    K2 (USA) L.L.C., 5.80%, 4/17/00....      28,500
  50,000    Kitty Hawk Funding Corp., 5.44%,
              2/15/00..........................      49,660
  20,000    Links Finance L.L.C., 6.30%,
              1/14/00..........................      19,955
  47,000    Montauk Funding Corp., 6.65%,
              2/3/00...........................      46,713
  30,000    Old Line Funding Corp., 6.23%,
              1/20/00..........................      29,901
  31,723    Old Line Funding Corp., 5.80%,
              1/28/00..........................      31,585
  92,000    Park Avenue Receivables Corp.,
              6.63%, 2/2/00*...................      92,000
  25,000    Repeat Offering Securitisation
              Entity, Inc., 6.07%, 1/20/00.....      24,920
  20,820    Sceptre International, Inc., 5.98%,
              1/18/00..........................      20,761
  55,100    Sceptre International, Inc., 6.01%,
              2/8/00...........................      54,750
  37,000    Sceptre International, Inc., 6.01%,
              2/10/00..........................      36,753
  28,300    Sheffield Receivables Corp., 5.95%,
              1/20/00..........................      28,211
  50,000    Sheffield Receivables Corp., 6.05%,
              1/25/00..........................      49,798
  20,000    Sigma Finance, Inc., 6.60%,
              3/15/00*.........................      20,000
  60,000    Special Purpose Accounts Receivable
              Cooperative Corp., 6.00%,
              2/9/00...........................      59,604

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
COMMERCIAL PAPER, CONTINUED:
Asset Backed, continued:
$ 81,500    Special Purpose Accounts Receivable
              Cooperative Corp., 5.53%,
              2/11/00*.........................  $   81,500
  35,000    Special Purpose Accounts Receivable
              Cooperative Corp., 6.00%,
              2/28/00..........................      34,662
  25,000    Variable Funding Capital Corp.,
              5.41%, 1/7/00....................      24,977
                                                 ----------
                                                  1,215,533
                                                 ----------
Banking (9.0%):
  25,000    AB Spintab, 6.00%, 2/7/00..........      24,846
  25,000    AB Spintab, 6.00%, 2/7/00..........      24,724
  50,000    BHF Finance, 6.00%, 2/3/00.........      49,725
  50,000    Galicia Buenos Aires Funding Corp.,
              5.40%, 3/28/00...................      49,348
 100,000    UBS Finance (De), Inc., 4.25%,
              1/3/00...........................      99,976
                                                 ----------
                                                    248,619
                                                 ----------
Brokerage Services (4.5%):
 125,000    Merril Lynch & Co., Inc., 5.60%,
              1/18/00..........................     124,669
                                                 ----------
Mortgage Bankers & Correspondents (2.9%):
  50,000    Homeside Lending, Inc., 6.45%,
              1/27/00..........................      49,767
  30,000    Homeside Lending, Inc., 5.97%,
              1/31/00..........................      29,851
                                                 ----------
                                                     79,618
                                                 ----------
Pharmaceuticals (0.7%):
  20,000    Akzo Nobel, Inc., 6.00%, 1/18/00...      19,943
                                                 ----------
  Total Commercial Paper                          1,688,382
                                                 ----------
DEMAND NOTES (1.5%):
Automotive (1.5%):
  40,000    Paccar Leasing Corp., 6.53%,
              1/9/00*..........................      40,000
                                                 ----------
  Total Demand Notes                                 40,000
                                                 ----------
CORPORATE NOTES (4.5%):
Asset Backed (4.5%):
  47,500    Racers Series 1998-MM-7-1, 6.51%,
              8/11/00*.........................      47,500
  75,000    Racers Series 1999-26-MM-CCAB,
              5.14%, 7/17/00*..................      75,000
                                                 ----------
  Total Corporate Notes                             122,500
                                                 ----------
MEDIUM TERM NOTES (10.5%):
Asset Backed (8.8%):
  25,000    CC U.S.A., Inc., 5.75%, 7/24/00....      25,000
  25,000    CC U.S.A., Inc., 6.00%, 8/7/00.....      25,000
  25,000    CC U.S.A., Inc., 6.06%, 8/16/00....      25,000
  25,000    CC U.S.A., Inc., 6.10%, 9/7/00.....      25,000
  25,000    Dorada Finance, Inc., 6.16%,
              10/16/00.........................      25,000

Continued

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One Group Mutual Funds
Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
MEDIUM TERM NOTES, CONTINUED:
Asset Backed, continued:
$ 25,000    Links Finance, 6.31%, 10/16/00.....  $   25,000
  52,000    Short-Term Repackaged Asset Trust
              Securities, 1999-C, 6.52%,
              4/13/00*.........................      52,000
  15,000    Sigma Finance, Inc., 5.17%,
              4/12/00..........................      15,000
  25,000    Sigma Finance, Inc., 6.11%,
              9/13/00..........................      25,000
                                                 ----------
                                                    242,000
                                                 ----------
Brokerage Services (1.7%):
  47,500    Bear Stearns Co., Inc., 6.56%,
              6/16/00*.........................      47,507
                                                 ----------
  Total Medium Term Notes                           289,507
                                                 ----------
FUNDING AGREEMENTS (4.9%):
Insurance (4.9%):
  25,000    Allstate Life Insurance Co., 6.17%,
              2/15/00*.........................      25,000
  35,000    Monumental Life Insurance Co.,
              6.70%, 7/3/00*...................      35,000
  25,000    Security Benefit Life Insurance
              Co., 6.28%, 5/15/00*.............      25,000
  50,000    Travelers Insurance Co., 6.21%,
              12/30/00*........................      50,000
                                                 ----------
  Total Funding Agreements                          135,000
                                                 ----------
CERTIFICATES OF DEPOSIT (6.3%):
Banking (1.2%):
  25,000    Allfirst Bank, 5.57%, 9/29/00*.....      24,970
   7,500    Michigan National Bank, 5.13%,
              5/3/00...........................       7,499
                                                 ----------
                                                     32,469
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
CERTIFICATES OF DEPOSIT, CONTINUED:
Banking-Foreign (5.1%):
$ 15,000    Abbey National Treasury Services,
              5.13%, 5/4/00....................  $   14,997
  25,000    Bayerische Hypo-Und Vereinsbank AG,
              5.11%, 4/10/00...................      24,997
  20,000    Bayerische Landesbank Girozentrale,
              5.12%, 3/21/00...................      19,998
  46,000    Credit Suisse First Boston, 5.56%,
              1/18/00..........................      45,999
  10,000    Den Danske Corp., 5.04%, 2/9/00....      10,000
  10,000    Deutsche Bank AG, 5.19%, 5/8/00....       9,998
  15,000    Union Bank of Switzerland, 6.21%,
              12/8/00..........................      14,991
                                                 ----------
                                                    140,980
                                                 ----------
  Total Certificates of Deposit                     173,449
                                                 ----------
TIME DEPOSITS (11.1%):
 305,082    Westdeutsche Landesbank GZ, 3.35%,
              1/3/00...........................     305,082
                                                 ----------
  Total Time Deposits                               305,082
                                                 ----------
Total (Amortized Cost $2,753,920) (a)            $2,753,920
                                                 ==========

------------

Percentages indicated are based on net assets of $2,752,786.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1999.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Treasury Prime Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
U.S. TREASURY OBLIGATIONS (100.4%):
U.S. Treasury Bills (100.4%):
$137,566    1/13/00............................  $  137,332
 126,068    1/20/00............................     125,723
  52,812    1/27/00............................      52,622
   9,094    2/10/00............................       9,043
 264,650    3/2/00.............................     262,357
  40,528    3/9/00.............................      40,127
  90,683    3/16/00............................      89,740
  25,000    4/13/00............................      24,639
                                                 ----------
  Total U.S. Treasury Obligations                   741,583
                                                 ----------
Total (Amortized Cost $741,583) (a)              $  741,583
                                                 ==========

------------

Percentages indicated are based on net assets of $738,688.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
U.S. Government Securities Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES (55.6%):
Federal Farm Credit Bank (4.7%):
$ 50,000    5.56%, 1/18/00.....................  $   50,000
  50,000    5.62%, 3/1/00......................      50,000
                                                 ----------
                                                    100,000
                                                 ----------
Federal Home Loan Bank (16.7%):
 100,000    5.66%, 1/12/00.....................      99,827
  25,000    4.98%, 1/26/00*....................      25,000
  25,000    5.59%, 2/18/00.....................      24,819
  35,000    4.95%, 2/22/00.....................      34,998
  25,000    5.06%, 3/3/00......................      24,997
  28,000    5.10%, 3/3/00......................      27,998
  25,000    5.52%, 3/8/00......................      24,743
  25,000    5.01%, 4/20/00.....................      25,000
  13,500    5.02%, 5/12/00.....................      13,490
  15,000    4.92%, 5/19/00.....................      14,715
  25,000    5.60%, 5/24/00.....................      24,440
  13,000    5.20%, 5/26/00.....................      12,999
                                                 ----------
                                                    353,026
                                                 ----------
Federal Home Loan Mortgage Corp. (19.2%):
  54,000    5.70%, 1/3/00......................      53,983
  25,000    5.45%, 1/20/00.....................      24,928
  16,837    5.18%, 1/25/00.....................      16,779
 120,310    5.26%, 1/27/00.....................     119,826
  25,000    5.52%, 3/9/00......................      24,739
 100,000    5.70%, 3/23/00.....................      98,702
  25,000    5.63%, 3/30/00.....................      24,652
  15,000    5.18%, 6/13/00.....................      14,646
   6,000    5.28%, 6/30/00.....................       5,841
  20,000    5.25%, 7/5/00......................      19,458
                                                 ----------
                                                    403,554
                                                 ----------
Federal National Mortgage Assoc. (5.5%):
  25,000    4.69%, 4/3/00......................      24,698
  25,000    5.59%, 4/6/00......................      24,627
  25,000    5.58%, 4/17/00.....................      24,585
  10,000    5.58%, 5/4/00......................       9,808
  10,000    4.78%, 5/5/00......................       9,834
  12,500    5.89%, 5/24/00.....................      12,490
  10,000    6.20%, 12/27/00....................       9,990
                                                 ----------
                                                    116,032
                                                 ----------
Student Loan Marketing Assoc. (9.5%):
 100,000    6.11%, 2/14/00*....................      99,993
 100,000    6.11%, 8/3/00*.....................      99,971
                                                 ----------
                                                    199,964
                                                 ----------
  Total U.S. Government Agency Securities         1,172,576
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
U.S. TREASURY OBLIGATIONS (3.5%):
U.S. Treasury Bills (3.5%):
$ 25,000    1/6/00.............................  $   24,982
  25,000    1/13/00............................      24,959
  25,000    9/14/00............................      24,108
                                                 ----------
  Total U.S. Treasury Obligations                    74,049
                                                 ----------
REPURCHASE AGREEMENTS (40.9%):
 100,000    Deutsche Morgan Grenfell, 3.50%,
              1/3/00, (Collateralized by
              $208,306 various U.S. Government
              Securities, 5.75%-6.76%,
              11/1/22-1/1/35, market value
              $103,000)........................     100,000
 100,000    Donaldson, Lufkin & Jenrette,
              3.35%, 1/3/00, (Collateralized by
              $103,805 various U.S. Government
              Securities, 0.00%-6.38%,
              1/18/00-8/25/09, market value
              $102,002)........................     100,000
  50,000    Goldman Sachs, 5.27%, 1/26/00,
              (Collateralized by $93,745
              various U.S. Government
              Securities, 5.50%-10.00%,
              11/1/04-8/1/29, market value
              $51,500).........................      50,000
 100,000    Goldman Sachs, 5.65%, 1/26/00,
              (Collateralized by $187,489
              various U.S. Government
              Securities, 5.50%-10.00%,
              11/1/04-8/1/29, market value
              $103,000)........................     100,000
  50,000    Goldman Sachs, 5.58%, 2/7/00,
              (Collateralized by $93,745
              various U.S. Government
              Securities, 5.50%-10.00%,
              11/1/04-8/1/29, market value
              $51,500).........................      50,000
  50,000    Prudential Securities, 5.35%,
              1/26/00, (Collateralized by
              $49,375 U.S. Treasury Securities,
              6.38%, 8/15/02, market value
              $51,000).........................      50,000
 413,095    Westdeutsche Landesbank, 3.35%,
              1/3/00, (Collateralized by
              $453,565 various U.S. Government
              Securities, 5.38%-6.50%,
              3/15/02-6/1/29, market value
              $425,330)........................     413,095
                                                 ----------
  Total Repurchase Agreements                       863,095
                                                 ----------
Total (Amortized Cost $2,109,720) (a)            $2,109,720
                                                 ==========

------------

Percentages indicated are based on net assets of $2,109,864.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Securities having interest rates that reset weekly based on the U.S. Treasury Bill auctions. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1999.

See notes to financial statements.

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One Group Mutual Funds
Treasury Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
U.S. TREASURY OBLIGATIONS (40.6%):
U. S. Treasury Bills (22.5%):
 $ 4,125    3/30/00............................  $  4,072
  75,000    1/20/00............................    74,800
                                                 --------
                                                   78,872
                                                 --------
U.S. Treasury Notes (18.1%):
  15,000    5.38%, 1/31/00.....................    15,007
  20,000    5.88%, 2/15/00.....................    20,024
   3,000    5.50%, 2/29/00.....................     3,003
  10,000    6.75%, 4/30/00.....................    10,059
  10,000    6.38%, 5/15/00.....................    10,050
   5,000    6.25%, 5/31/00.....................     5,024
                                                 --------
                                                   63,167
                                                 --------
  Total U.S. Treasury Obligations                 142,039
                                                 --------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
REPURCHASE AGREEMENTS (59.6%):
 $87,000    Barclays De Zoette Wedd, 3.00%,
              1/3/00, (Collateralized by
              $92,430 U.S. Treasury Bills,
              9/14/00, market value $88,740)...  $ 87,000
  17,000    Salomon Smith Barney, 2.75%,
              1/3/00, (Collateralized by
              $17,325 U.S. Treasury Notes,
              5.63%, 11/30/00, market value
              $17,347).........................    17,000
  17,000    State Street Bank and Trust, 3.00%,
              1/3/00, (Collateralized by
              $16,515 U.S. Treasury Bonds,
              7.63%, 2/15/07, market value
              $17,341).........................    17,000
  87,000    Westdeutsche Landesbank, 3.00%,
              1/3/00, (Collateralized by
              $86,779 various U.S. Treasury
              Securities, 6.25%-7.88%,
              4/30/01-11/15/26, market value
              $88,740).........................    87,000
                                                 --------
  Total Repurchase Agreements                     208,000
                                                 --------
Total (Amortized Cost $350,039) (a)              $350,039
                                                 ========

------------

Percentages indicated are based on net assets of $349,468.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
ANTICIPATION NOTES (5.2%):
Colorado (2.1%):
 $10,000    Cherry Creek School District No.
              005, 4.25%, 6/30/00 .............  $   10,025
                                                 ----------
Texas (3.1%):
  15,000    Tax & Revenue Notes, Series A,
              4.50%, 8/31/00 ..................      15,077
                                                 ----------
  Total Anticipation Notes                           25,102
                                                 ----------
DAILY DEMAND NOTES (10.2%):
Alabama (0.6%):
   3,100    Decatur Industrial Development
              Board Solid Waste Disposal,
              Revenue, AMT, Amoco Chemical
              Company Project, 3.50%,
              5/1/25* .........................       3,100
                                                 ----------
Illinois (0.7%):
   3,400    Southwestern Development Authority,
              Wood River Project, Shell Oil
              Company, 3.50%, 11/1/25* ........       3,400
                                                 ----------
Kentucky (1.2%):
   5,700    Carroll County, Collateralized
              Solid Waste Disposal, Kentucky
              Utilities Company Project, Series
              A, 3.55%, 11/1/24* ..............       5,700
                                                 ----------
Louisiana (1.5%):
   2,300    Plaquemines Parish Environmental
              Revenue, BP Co., AMT, 3.50%,
              5/1/25* .........................       2,300
   4,700    Plaquemines Parish Environmental
              Revenue, BP Co., AMT, 3.50%,
              10/1/24* ........................       4,700
                                                 ----------
                                                      7,000
                                                 ----------
Michigan (1.2%):
   3,800    University of Michigan Medical
              Center, Revenue, Series 95-A,
              1.90%, 12/1/27* .................       3,800
   1,800    University of Michigan, Revenues
              Refunding Hospital, Series A,
              3.45%, 12/1/19 * ................       1,800
                                                 ----------
                                                      5,600
                                                 ----------
Nevada (0.8%):
   3,800    Clark County, IDR, AMT, 3.55%,
              12/1/22, LOC: ABN AMRO* .........       3,800
                                                 ----------
New York (1.0%):
   5,000    State Energy Development Authority,
              PCR, Series A, 3.50%, 12/1/26,
              LOC: Toronto Dominion Bank* .....       5,000
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
DAILY DEMAND NOTES, CONTINUED:
Ohio (0.5%):
 $ 2,000    Solid Waste Bonds, Revenue, Series
              1999, BP Exploration & Oil
              Project, 1.95%, 8/1/34* .........  $    2,000
     500    State Air Quality Development
              Authority, Revenue, Cincinnati
              Gas & Electric, Series A, 2.15%,
              12/1/15, LOC: Union Bank of
              Switzerland* ....................         500
                                                 ----------
                                                      2,500
                                                 ----------
Oregon (0.1%):
     600    Port of Portland, PCR, Reynolds
              Metals, 4.80%, 12/1/09, LOC: Bank
              of Nova Scotia* .................         600
                                                 ----------
Texas (2.5%):
   1,900    Brazos River Authority, PCR, 5.40%,
              3/1/26, LOC: AMBAC* .............       1,900
   3,000    Brazos River Harbor Navigation
              District, Revenue, Dow Chemical
              Company Project, 3.60%,
              5/1/23* .........................       3,000
   2,400    Gulf Coast Waste Disposal
              Authority, PCR, Amoco Oil Company
              Project, 3.50%, 5/1/23* .........       2,400
   4,375    Sabine River Authority, PCR,
              Utilities Electric Company
              Project C, AMT, 3.65%, 6/1/30,
              LOC: Union Bank of
              Switzerland* ....................       4,375
                                                 ----------
                                                     11,675
                                                 ----------
Virginia (0.1%):
     700    King George County, IDA, Exempt
              Facilities Revenue, Birchwood
              Power Partners, AMT, 3.55%,
              3/1/27, LOC: Credit Suisse First
              Boston* .........................         700
                                                 ----------
  Total Daily Demand Notes                           49,075
                                                 ----------
MUNICIPAL BONDS (2.8%):
Michigan (0.8%):
   3,840    State Housing Development
              Authority, AMT, 3.20%, 6/1/00 ...       3,840
                                                 ----------
Nebraska (1.3%):
   6,285    State Public Power District,
              Revenue, Power Supply System,
              Series C, 4.13%, 1/1/00 .........       6,285
                                                 ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Ohio (0.7%):
 $ 3,400    State Water Development Authority,
              PCR, Ohio Edison Company, Series
              C, 3.75%, 9/1/18, LOC: Barclay's
              Bank, PLC .......................  $    3,400
                                                 ----------
  Total Municipal Bonds                              13,525
                                                 ----------
TAX FREE COMMERCIAL PAPER (27.0%):
Alaska (3.2%):
  10,225    Valdez Marine Terminal, Series
              94-A, 3.90%, 1/14/00, ARCO ......      10,225
   5,000    Valdez Marine Terminal, Series C,
              3.85%, 2/3/00, ARCO .............       5,000
                                                 ----------
                                                     15,225
                                                 ----------
Florida (5.1%):
   9,900    Municipal Power, Series 95-A,
              3.75%, 1/26/00 ..................       9,900
  15,000    St. Lucie County, PCR, Florida
              Power & Light Project, 3.85%,
              1/25/00 .........................      15,000
                                                 ----------
                                                     24,900
                                                 ----------
Georgia (1.7%):
   8,000    Municipal Electric Authority,
              Project 1985-A, 3.65%,
              1/19/00 .........................       8,000
                                                 ----------
Kansas (1.6%):
   7,700    Burlington, PCR, Kansas Electric
              Power Co-op, Series C2, 3.65%,
              3/1/00, National Rural
              Utilities -- CFC ................       7,700
                                                 ----------
Maryland (1.7%):
   8,195    Howard County, Multi-Family
              Housing, 4.05%, 2/3/00, FNMA ....       8,195
                                                 ----------
Michigan (0.3%):
   1,300    Cornell Township Education, 3.85%,
              3/1/00, LOC: Credit Suisse First
              Boston...........................       1,300
                                                 ----------
Mississippi (0.4%):
   1,500    Claiborne County, PCR, Series 85,
              CFC, 3.75%, 1/14/00 .............       1,500
     500    Claiborne County, PCR, South
              Mississippi Electrical Revenue,
              Series 85g-1, CFC, 3.75%,
              1/14/00 .........................         500
                                                 ----------
                                                      2,000
                                                 ----------
Missouri (1.0%):
   5,000    Environmental Improvement
              Authority, PCR, 3.40%, 2/1/00,
              LOC: Union Bank of
              Switzerland .....................       5,000
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
TAX FREE COMMERCIAL PAPER, CONTINUED:
Ohio (2.5%):
 $ 6,000    Ohio State University, Series
              1999-B, 3.38%, 2/1/00 ...........  $    6,000
   4,500    State Air Quality Development
              Authority, PCR, Cleveland
              Electric, Series B, 3.75%,
              2/9/00, FGIC ....................       4,500
   1,600    State Air Quality Development
              Authority, PCR, Cleveland
              Electric, Series B, 3.70%,
              3/9/00, FGIC ....................       1,600
                                                 ----------
                                                     12,100
                                                 ----------
Pennsylvania (0.9%):
   4,400    Montgomery County, Peco Energy
              Company, 3.80%, 2/7/00, LOC:
              CIBC ............................       4,400
                                                 ----------
Texas (2.7%):
   5,000    Brazos River Authority, Series
              1999-B, 3.80%, 3/9/00............       5,000
   3,000    Dallas Area Rapid Transit
              Authority, 3.50%, 1/24/00 .......       3,000
   2,500    Public Finance Authority, GO,
              Series 93a, 3.40%, 2/2/00 .......       2,500
   2,500    Public Finance Authority, GO,
              Series 93a, 3.50%, 2/2/00 .......       2,500
                                                 ----------
                                                     13,000
                                                 ----------
Washington (1.4%):
   7,000    Seattle Municipal Light & Power,
              Revenue, Series 91b, 3.60%,
              2/9/00 ..........................       7,000
                                                 ----------
Wisconsin (2.9%):
  10,000    GO, Extendable Notes, 3.70%,
              2/9/00 ..........................      10,000
   1,000    Trans Series 97, 3.85%, 2/1/00,
              LIQ: Westdeutsche Landesbank
              66.6%, Bayerische Landesbank
              33.4% ...........................       1,000
   3,035    Trans Series 97, 3.85%, 2/1/00,
              LOC: Westdeutsche Landesbank
              66.7%, Bayerische Landesbank
              33.3% ...........................       3,035
                                                 ----------
                                                     14,035
                                                 ----------
Wyoming (1.6%):
   7,500    Sweetwater County, PCR, 3.60%,
              1/21/00 .........................       7,500
                                                 ----------
  Total Tax Free Commercial Paper                   130,355
                                                 ----------
WEEKLY DEMAND NOTES (54.9%):
Alabama (0.2%):
     900    Decatur Industrial Development
              Board, Solid Waste Disposal,
              Revenue, AMT, Trico Steel
              Company, 3.55%, 1/1/27, LOC:
              Chase Manhattan Bank* ...........         900
                                                 ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Alaska (1.0%):
 $ 5,000    Valdez Marine Terminal, Revenue,
              Arco Transition Project, Series
              B, 3.45%, 5/1/31* ...............  $    5,000
                                                 ----------
Arizona (2.1%):
  10,000    Coconino County, PCR, Arizona
              Public Service, Navajo Project,
              Series A, 5.65%, 10/1/29* .......      10,000
                                                 ----------
Colorado (1.1%):
   5,500    Denver City and County Airport,
              Revenue, AMT, 5.90%, 11/15/23,
              SPA: Bank of New York* ..........       5,500
                                                 ----------
Delaware (3.7%):
  17,900    State Economic Development
              Authority, Revenue, Clean Power
              Project, Series A, 3.55%, 8/1/29,
              LOC: CIBC* ......................      17,900
                                                 ----------
District of Columbia (0.9%):
   4,400    American University, 3.50%,
              10/1/15, LOC: National
              Westminster Bank* ...............       4,400
                                                 ----------
Florida (6.3%):
  12,000    Alachua County, Health Facilities
              Authority, Revenue, Series B,
              3.30%, 12/1/26, MBIA* ...........      12,000
  10,000    Capital Trust Agency, Multi-Family
              Housing, Revenue, Community Loan
              Program, Series 1999 A, 5.80%,
              12/1/32, National Union Fire
              Insurance Company* ..............      10,000
   8,800    Gulf Breeze, Healthcare Facilities,
              Revenue, Heritage Health Care
              Project, 3.77%, 1/1/24, LOC:
              Anchor National Life Insurance
              Co.* ............................       8,800
                                                 ----------
                                                     30,800
                                                 ----------
Georgia (3.6%):
  10,800    Columbus Hospital Authority,
              Revenue, 3.75%, 1/1/18, LOC:
              SunTrust Bank*...................      10,800
   5,000    GO, Unlimited Bonds, Series 188,
              5.56%, 11/1/13*..................       5,000
   1,500    Gwinett County Hospital Authority,
              Revenue, 3.30%, 9/1/27, MBIA*....       1,500
     100    Municipal Gas Authority, Revenue,
              GO, Gas Portfolio II, Project C,
              6.50%, 1/1/08, LOC: Wachovia
              Bank*............................         100
                                                 ----------
                                                     17,400
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Illinois (1.7%):
 $ 1,038    Chicago O'Hare International
              Airport Revenue, Second Lien
              Series B, 3.60%, 1/1/18, LOC:
              Societe Generale*................  $    1,038
   7,350    Harvard Multi-Family Housing,
              Revenue, AMT, Northfield Court
              Project, 5.65%, 12/1/25, LOC:
              LaSalle National Bank*...........       7,350
                                                 ----------
                                                      8,388
                                                 ----------
Michigan (3.7%):
   4,700    Detroit Sewage Disposal, 4.05%,
              7/1/23, MBIA, LOC: Morgan
              Guaranty*........................       4,700
     260    State Hospital Financing Authority,
              Hospital Equipment, 5.65%,
              12/1/23, LOC: First of America
              Bank*............................         260
     900    State Housing Development
              Authority, Revenue, 3.40%,
              4/1/19*..........................         900
   3,000    State Strategic Financing
              Authority, Hospital Equipment
              Loan Program, Series A, 5.65%,
              12/1/23, LOC: National City
              Bank*............................       3,000
     290    State Strategic Fund Limited
              Obligation, Pyper Products Corp.
              Project, 3.85%, 10/1/18, LOC:
              Comerica Bank*...................         290
   2,000    State Strategic Fund Limited, AMT,
              5.70%, 10/1/29, LOC: Comerica
              Bank*............................       2,000
   3,800    State Strategic Fund Solid Waste
              Disposal, Revenue, AMT, Grayling
              Generating Project, 5.55%,
              1/1/14, LOC: Barclay's Bank, New
              York*............................       3,800
   2,400    State Strategic Fund, Van Andel
              Research Institute, 3.55%,
              3/1/39, LOC: Michigan National
              Bank*............................       2,400
     300    Wayne County Airport Revenue, AMT,
              3.40%, 12/1/16, LOC: Bayerische
              Landesbank*......................         300
                                                 ----------
                                                     17,650
                                                 ----------
Minnesota (1.6%):
   4,040    Higher Education Facilities
              Authority, Revenue, Series 3-L2,
              3.50%, 11/1/12, SPA: Norwest
              Bank*............................       4,040
     300    Minneapolis, Series A, 3.50%,
              12/1/02, LIQ: Bayerische
              Vereinsbank*.....................         300
   3,440    Minneapolis, Series B, 3.50%,
              12/1/17, LIQ: Bayerische
              Vereinsbank*.....................       3,440
                                                 ----------
                                                      7,780
                                                 ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
New Mexico (1.1%):
 $ 5,100    Albuquerque Airport Revenue, Series
              A, 3.40%, 7/1/17, LOC: Bayerische
              Landesbank*......................  $    5,100
                                                 ----------
New York (1.9%):
   9,255    New York City Transitional Finance
              Authority, Revenue, Putters
              Series 129, 5.75%, 2/15/09*......       9,255
                                                 ----------
Ohio (4.6%):
   4,300    Cuyahoga County, Hospital Revenue,
              University Hospitals Health,
              Series C, 5.65%, 1/15/29*........       4,300
   9,900    State Air Quality Development
              Authority, Revenue, AMT, Jmg
              Funding Limited Partnership,
              Series A, 5.55%, 4/1/28, LOC:
              Societe General*.................       9,900
   7,955    State Housing Finance Agency,
              Revenue, Residential Mortgage
              Revenue Bonds, Series 99c, 5.03%,
              3/1/21*..........................       7,955
                                                 ----------
                                                     22,155
                                                 ----------
Pennsylvania (6.1%):
   7,700    Allegheny County IDA, Revenue,
              3.65%, 10/1/25, LOC: PNC Bank*...       7,700
   3,100    Economic Development Financing
              Authority, Revenue, Niagara
              Plastics Company, Project D,
              4.00%, 12/1/17, LOC: PNC Bank*...       3,100
  18,500    Indiana County IDA, PCR, AMT,
              Conemaugh Project, Series A,
              3.45%, 6/1/27*...................      18,500
                                                 ----------
                                                     29,300
                                                 ----------
South Carolina (0.2%):
   1,000    Piedmont Municipal Power Agency,
              Electric Revenue, Series A,
              5.65%, 1/1/24, LOC: MBIA*........       1,000
                                                 ----------
Tennessee (2.9%):
  10,000    Clarksville Public Building
              Authority, Revenue, Pooled
              Financing Tennessee Municipal
              Bond Fund, 5.40%, 6/1/29, LOC:
              Bank of America*.................      10,000
   3,900    Memphis Shelby County, IDR, 5.50%,
              4/1/05, LOC: Nationsbank*........       3,900
                                                 ----------
                                                     13,900
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Texas (10.0%):
 $ 1,000    Capital Health Facilities
              Development Corp., 3.40%,
              12/1/16, LOC: Credit Suisse First
              Boston*..........................  $    1,000
   7,200    Denton County Industrial
              Development Corp., Revenue, Hydro
              Conduit Corp., 5.10%, 10/11/29,
              LOC: Union Bank of
              Switzerland*.....................       7,200
  10,000    Harris County, Health Facilities
              Development Corporation, Revenue,
              Texas Childrens Hospital Project,
              Series B-1, 2.95%, 10/1/29, LOC:
              MBIA*............................      10,000
  20,000    Port Arthur Navigation District,
              Environmental Facilities,
              Revenue, Motiva Enterprises LLC
              Project, 5.40%, 12/1/27*.........      20,000
   5,500    South Texas Higher Education
              Authority, Series Z, 3.40%,
              12/1/03, MBIA*...................       5,500
   5,000    South Texas Higher Education
              Authority, Revenue, AMT, 3.40%,
              12/1/27, MBIA*...................       5,000
                                                 ----------
                                                     48,700
                                                 ----------
West Virginia (2.2%):
  10,800    Putnam County Solid Waste Disposal,
              Revenue Bonds, AMT, Toyota Motor
              Manufacturing Project, Series A,
              5.55%, 8/1/29*...................      10,800
                                                 ----------
  Total Weekly Demand Notes                         265,928
                                                 ----------
Total (Amortized Cost $483,985) (a)              $  483,985
                                                 ==========

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

------------

Percentages indicated are based on net assets of $483,311.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1999.

AMBAC           Insured by AMBAC Indemnity Corp.
AMT             Alternative Minimum Tax Paper
ARCO            Supported by ARCO
CIBC            Canadian Imperial Bank of Commerce
FGIC            Insured by Financial Guaranty Insurance Corp.
FSA             Supported by Federal Security Assurance
GO              General Obligation
IDA             Industrial Development Authority
IDR             Industrial Development Revenue
LIQ             Liquidity Agreement
LOC             Letter of Credit
MBIA            Insured by Municipal Bond Insurance Association
PCR             Pollution Control Revenue
SPA             Standby Purchase Agreement

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1999
(Amounts in Thousands, except per share amounts)
(Unaudited)

                                                                U.S. GOVERNMENT
                                                   TREASURY       SECURITIES        TREASURY        MUNICIPAL
                                    CASH          PRIME CASH         CASH             CASH             CASH
                                 MANAGEMENT       MANAGEMENT      MANAGEMENT       MANAGEMENT       MANAGEMENT
                                MONEY MARKET     MONEY MARKET    MONEY MARKET     MONEY MARKET     MONEY MARKET
                                    FUND             FUND            FUND             FUND             FUND
                               ---------------   ------------   ---------------   -------------   --------------

ASSETS:
Investments, at amortized
  cost........................   $2,753,920        $741,583       $2,109,720        $350,039         $483,985
Cash..........................           --               1               --               1               --
Interest receivable...........       11,722              --           10,230           1,079            2,825
Deferred organization cost....            2               2                2              12               11
Prepaid expenses and other
  assets......................           66              14               41              10               16
                                 ----------        --------       ----------        --------         --------
TOTAL ASSETS..................    2,765,710         741,600        2,119,993         351,141          486,837
                                 ----------        --------       ----------        --------         --------
LIABILITIES:
Cash overdraft................           --              --               --              --               61
Dividends payable.............       11,709           2,516            9,355           1,447            1,539
Short term line of credit
  payable.....................           --              --               --              --            1,700
Accrued expenses and other
  payables:
  Investment advisory fees....          520              74              399              38               58
  Administration fees.........          169              42              146              24               33
  12b-1 fees..................          322             106              183              39                3
  Other.......................          204             174               46             125              132
                                 ----------        --------       ----------        --------         --------
TOTAL LIABILITIES.............       12,924           2,912           10,129           1,673            3,526
                                 ----------        --------       ----------        --------         --------
NET ASSETS:
Capital.......................    2,752,827         738,666        2,110,171         349,466          483,298
Undistributed (distributions
  in excess of) net investment
  income......................          162              15              136              --               --
Accumulated undistributed net
  realized gains (losses) from
  investment transactions.....         (203)              7             (443)              2               13
                                 ----------        --------       ----------        --------         --------
NET ASSETS....................   $2,752,786        $738,688       $2,109,864        $349,468         $483,311
                                 ==========        ========       ==========        ========         ========
NET ASSETS:
  Class I.....................   $1,086,865        $192,828       $1,362,961        $149,813         $471,788
  Class A.....................    1,665,921         545,860          746,903         199,655           11,523
                                 ----------        --------       ----------        --------         --------
Total.........................   $2,752,786        $738,688       $2,109,864        $349,468         $483,311
                                 ==========        ========       ==========        ========         ========
OUTSTANDING UNITS OF
  BENEFICIAL INTEREST
  (SHARES):
  Class I.....................    1,087,024         192,827        1,363,330         149,812          471,775
  Class A.....................    1,665,964         545,838          746,975         199,654           11,522
                                 ----------        --------       ----------        --------         --------
Total.........................    2,752,988         738,665        2,110,305         349,466          483,297
                                 ==========        ========       ==========        ========         ========
Net Asset Value -- Offering
  and redemption price per
  share (Class I and Class
  A)..........................   $     1.00        $   1.00       $     1.00        $   1.00         $   1.00
                                 ==========        ========       ==========        ========         ========

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                      SIX MONTHS ENDED DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

                                                                  U.S. GOVERNMENT
                                                     TREASURY       SECURITIES        TREASURY      MUNICIPAL
                                        CASH        PRIME CASH         CASH             CASH           CASH
                                     MANAGEMENT     MANAGEMENT      MANAGEMENT       MANAGEMENT     MANAGEMENT
                                    MONEY MARKET   MONEY MARKET    MONEY MARKET     MONEY MARKET   MONEY MARKET
                                        FUND           FUND            FUND             FUND           FUND
                                    ------------   ------------   ---------------   ------------   ------------
INVESTMENT INCOME:
Interest income...................    $35,637        $ 3,486          $35,629          $8,779         $8,803
Discount accretion................     33,288         11,877            9,725           1,029             --
Premium amortization..............        (15)          (589)              --            (391)           (91)
Dividend income...................         --             --               --              --             50
                                      -------        -------          -------          ------         ------
Total Income......................     68,910         14,774           45,354           9,417          8,762
                                      -------        -------          -------          ------         ------
EXPENSES:
Investment advisory fees..........      2,496            607            1,694             370            505
Administration fees...............      2,014            490            1,367             298            408
12b-1 fees (Class A)..............      1,818            600              981             234             17
Custodian fees....................         53             31               52              42             38
Legal and audit fees..............         22             26               26              16             24
Trustees' fees and expenses.......         25             24               15              12             14
Transfer agent fees...............        150             12                8               8              9
Registration and filing fees......         13             32               16              29             18
Organization costs................         17              5               16               2              3
Printing costs....................         50             36               34              17             25
Interest expense..................         --             --               --              --             --(a)
Other.............................         14             24                2               8             30
                                      -------        -------          -------          ------         ------
Total expenses before waivers.....      6,672          1,887            4,211           1,036          1,091
Less waivers......................       (516)          (232)            (265)           (160)          (198)
                                      -------        -------          -------          ------         ------
Net Expenses......................      6,156          1,655            3,946             876            893
                                      -------        -------          -------          ------         ------
Net Investment Income.............     62,754         13,119           41,408           8,541          7,869
                                      -------        -------          -------          ------         ------
REALIZED GAINS (LOSSES) FROM
  INVESTMENTS:
Net realized gains (losses) from
  investment transactions.........         (1)            36              (45)              2             --
                                      -------        -------          -------          ------         ------
Change in net assets resulting
  from operations.................    $62,753        $13,155          $41,363          $8,543         $7,869
                                      =======        =======          =======          ======         ======

------------
(a) Amount is less than $1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                                                                                      TREASURY PRIME
                                                          CASH MANAGEMENT                            CASH MANAGEMENT
                                                         MONEY MARKET FUND                          MONEY MARKET FUND
                                              ----------------------------------------   ----------------------------------------
                                               SIX MONTHS    SIX MONTHS       YEAR        SIX MONTHS    SIX MONTHS       YEAR
                                                 ENDED         ENDED         ENDED          ENDED         ENDED         ENDED
                                              DECEMBER 31,    JUNE 30,    DECEMBER 31,   DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                                  1999        1999 (A)        1998           1999        1999 (B)        1998
                                              ------------   ----------   ------------   ------------   ----------   ------------
                                              (UNAUDITED)                                (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income...................   $   62,754    $  58,397     $  110,251      $ 13,119      $ 11,502      $ 17,547
    Net realized gains (losses) from
      investment transactions...............           (1)          --             --(c)         36           (15)           --(c)
                                               ----------    ----------    ----------      --------      --------      --------
Change in net assets resulting from
  operations................................       62,753       58,397        110,251        13,155        11,487        17,547
                                               ----------    ----------    ----------      --------      --------      --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income..............      (26,851)     (26,385)       (51,234)       (2,866)       (2,904)       (3,799)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income..............      (35,903)     (32,012)       (59,017)      (10,253)       (8,599)      (13,748)
                                               ----------    ----------    ----------      --------      --------      --------
Change in net assets from shareholder
  distributions.............................      (62,754)     (58,397)      (110,251)      (13,119)      (11,503)      (17,547)
                                               ----------    ----------    ----------      --------      --------      --------
CAPITAL TRANSACTIONS:
Change in net assets from share
  transactions..............................      545,151     (390,236)       899,839       138,827       (59,232)      334,670
                                               ----------    ----------    ----------      --------      --------      --------
Change in net assets........................      545,150     (390,236)       899,839       138,863       (59,248)      334,670
NET ASSETS:
    Beginning of period.....................    2,207,636    2,597,872      1,698,033       599,825       659,073       324,403
                                               ----------    ----------    ----------      --------      --------      --------
    End of period...........................   $2,752,786    $2,207,636    $2,597,872      $738,688      $599,825      $659,073
                                               ==========    ==========    ==========      ========      ========      ========

                                                   U.S. GOVERNMENT SECURITIES
                                               CASH MANAGEMENT MONEY MARKET FUND
                                            ----------------------------------------
                                             SIX MONTHS    SIX MONTHS       YEAR
                                               ENDED         ENDED         ENDED
                                            DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                                1999        1999 (D)        1998
                                            ------------   ----------   ------------
                                            (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income.................   $   41,408    $  34,518     $   69,396
    Net realized gains (losses) from
      investment transactions.............          (45)         109              4
                                             ----------    ----------    ----------
Change in net assets resulting from
  operations..............................       41,363       34,627         69,400
                                             ----------    ----------    ----------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income............      (22,762)     (21,361)       (47,200)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income............      (18,646)     (13,157)       (22,196)
                                             ----------    ----------    ----------
Change in net assets from shareholder
  distributions...........................      (41,408)     (34,518)       (69,396)
                                             ----------    ----------    ----------
CAPITAL TRANSACTIONS:
Change in net assets from share
  transactions............................      486,003       46,197        685,568
                                             ----------    ----------    ----------
Change in net assets......................      485,958       46,306        685,572
NET ASSETS:
    Beginning of period...................    1,623,906    1,577,600        892,028
                                             ----------    ----------    ----------
    End of period.........................   $2,109,864    $1,623,906    $1,577,600
                                             ==========    ==========    ==========

------------
(a) Upon reorganizing as a fund of the One Group, the Pegasus Cash Management Fund became the Cash Management Money Market Fund. The Statements of Changes in Net Assets for the periods prior to March 29, 1999, represent the Pegasus Cash Management Fund.

(b) Upon reorganizing as a fund of the One Group, the Pegasus Treasury Prime Cash Management Fund became the Treasury Prime Cash Management Money Market Fund. The Statements of Changes in Net Assets for the periods prior to March 29, 1999, represent the Pegasus Treasury Prime Cash Management Fund.

(c) Amount is less than $1,000.

(d) Upon reorganizing as a fund of the One Group, the Pegasus U.S. Government Securities Cash Management Fund became the U.S. Government Securities Cash Management Money Market Fund. The Statements of Changes in Net Assets for the periods prior to March 29, 1999, represent the Pegasus U.S. Government Securities Cash Management Fund.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                                              TREASURY                                  MUNICIPAL
                                                          CASH MANAGEMENT                            CASH MANAGEMENT
                                                         MONEY MARKET FUND                          MONEY MARKET FUND
                                              ----------------------------------------   ----------------------------------------
                                               SIX MONTHS    SIX MONTHS       YEAR        SIX MONTHS    SIX MONTHS       YEAR
                                                 ENDED         ENDED         ENDED          ENDED         ENDED         ENDED
                                              DECEMBER 31,    JUNE 30,    DECEMBER 31,   DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                                  1999        1999 (A)        1998           1999        1999 (B)        1998
                                              ------------   ----------   ------------   ------------   ----------   ------------
                                              (UNAUDITED)                                (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income...................   $    8,541    $   9,158     $   15,260      $  7,869      $  8,445      $ 15,242
    Net realized gains (losses) from
      investment transactions...............            2           --             --            --            13            --
                                               ----------    ----------    ----------      --------      --------      --------
Change in net assets resulting from
  operations................................        8,543        9,158         15,260         7,869         8,458        15,242
                                               ----------    ----------    ----------      --------      --------      --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income..............       (4,316)      (2,373)          (857)       (7,678)       (7,650)      (13,432)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income..............       (4,225)      (6,785)       (14,403)         (191)         (795)       (1,810)
                                               ----------    ----------    ----------      --------      --------      --------
Change in net assets from shareholder
  distributions.............................       (8,541)      (9,158)       (15,260)       (7,869)       (8,445)      (15,242)
                                               ----------    ----------    ----------      --------      --------      --------
CAPITAL TRANSACTIONS:
    Change in net assets from share
      transactions..........................       27,296      (41,041)       156,639        (9,790)     (156,757)      391,606
                                               ----------    ----------    ----------      --------      --------      --------
Change in net assets........................       27,298      (41,041)       156,639        (9,790)     (156,744)      391,606
NET ASSETS:
    Beginning of period.....................      322,170      363,211        206,572       493,101       649,845       258,239
                                               ----------    ----------    ----------      --------      --------      --------
    End of period...........................   $  349,468    $ 322,170     $  363,211      $483,311      $493,101      $649,845
                                               ==========    ==========    ==========      ========      ========      ========

------------

(a) Upon reorganizing as a fund of the One Group, the Pegasus Treasury Cash Management Fund became the Treasury Cash Management Money Market Fund. The Statements of Changes in Net Assets for the periods prior to March 29, 1999, represent the Pegasus Treasury Cash Management Fund.

(b) Upon reorganizing as a fund of the One Group, the Pegasus Municipal Cash Management Fund became the Municipal Cash Management Money Market Fund. The Statements of Changes in Net Assets for the periods prior to March 29, 1999, represent the Pegasus Municipal Cash Management Fund.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in Thousands)

                                                                                                      TREASURY PRIME
                                                          CASH MANAGEMENT                            CASH MANAGEMENT
                                                         MONEY MARKET FUND                          MONEY MARKET FUND
                                              ----------------------------------------   ----------------------------------------
                                               SIX MONTHS    SIX MONTHS       YEAR        SIX MONTHS    SIX MONTHS       YEAR
                                                 ENDED         ENDED         ENDED          ENDED         ENDED         ENDED
                                              DECEMBER 31,    JUNE 30,    DECEMBER 31,   DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                                  1999        1999 (A)        1998           1999        1999 (B)        1998
                                              ------------   ----------   ------------   ------------   ----------   ------------
                                              (UNAUDITED)                                (UNAUDITED)

CAPITAL TRANSACTIONS:
CLASS I SHARES:
   Proceeds from shares issued..............   $4,334,840    $5,611,735   $10,320,125    $   193,527    $ 208,525     $  437,701
   Proceeds from shares issued in
     conversion.............................           --           --        149,308             --           --             --
   Dividends reinvested.....................        2,392        2,413          4,513            990        1,233            785
   Cost of shares redeemed..................   (4,198,142)   (5,742,417)  (10,103,171)      (127,341)    (273,738)      (339,669)
                                               ----------    ----------   -----------    -----------    ----------    ----------
   Change in net assets from Class I Share
     transactions...........................   $  139,090    $(128,269)   $   370,775    $    67,176    $ (63,980)    $   98,817
                                               ==========    ==========   ===========    ===========    ==========    ==========
CLASS A SHARES:
   Proceeds from shares issued..............   $2,027,714    $3,224,803   $ 5,608,606    $ 1,097,365    $1,001,845    $1,728,824
   Dividends reinvested.....................            8           --              3             12           --            119
   Cost of shares redeemed..................   (1,621,661)   (3,486,770)   (5,079,545)    (1,025,726)    (997,097)    (1,493,090)
                                               ----------    ----------   -----------    -----------    ----------    ----------
   Change in net assets from Class A Share
     transactions...........................   $  406,061    $(261,967)   $   529,064    $    71,651    $   4,748     $  235,853
                                               ==========    ==========   ===========    ===========    ==========    ==========
SHARE TRANSACTIONS:
CLASS I SHARES:
   Issued...................................    4,334,840    5,611,735     10,320,125        193,527      208,525        437,701
   Issued in conversion.....................           --           --        149,308             --           --             --
   Reinvested...............................        2,392        2,413          4,513            990        1,233            785
   Redeemed.................................   (4,198,142)   (5,742,417)  (10,103,171)      (127,341)    (273,738)      (339,669)
                                               ----------    ----------   -----------    -----------    ----------    ----------
   Change in Class I Shares.................      139,090     (128,269)       370,775         67,176      (63,980)        98,817
                                               ==========    ==========   ===========    ===========    ==========    ==========
CLASS A SHARES:
   Issued...................................    2,027,714    3,224,803      5,608,606      1,097,365    1,001,844      1,728,824
   Reinvested...............................            8           --              3             12           --            119
   Redeemed.................................   (1,621,661)   (3,486,770)   (5,079,545)    (1,025,726)    (997,097)    (1,493,090)
                                               ----------    ----------   -----------    -----------    ----------    ----------
   Change in Class A Shares.................      406,061     (261,967)       529,064         71,651        4,747        235,853
                                               ==========    ==========   ===========    ===========    ==========    ==========

                                                      U.S. GOVERNMENT SECURITIES CASH
                                                        MANAGEMENT MONEY MARKET FUND
                                                  ----------------------------------------
                                                   SIX MONTHS    SIX MONTHS       YEAR
                                                     ENDED         ENDED         ENDED
                                                  DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                                      1999        1999 (C)        1998
                                                  ------------   ----------   ------------
                                                  (UNAUDITED)

CAPITAL TRANSACTIONS:
CLASS I SHARES:
   Proceeds from shares issued..................   $3,519,098    $3,179,130    $5,277,035
   Dividends reinvested.........................        1,641          911          1,541
   Cost of shares redeemed......................   (3,014,205)   (3,341,480)   (4,795,113)
                                                   ----------    ----------    ----------
   Change in net assets from Class I Share
     transactions...............................   $  506,534    $(161,439)    $  483,463
                                                   ==========    ==========    ==========
CLASS A SHARES:
   Proceeds from shares issued..................   $1,946,989    $1,742,612    $2,704,680
   Dividends reinvested.........................           56           --            143
   Cost of shares redeemed......................   (1,967,576)   (1,534,976)   (2,502,717)
                                                   ----------    ----------    ----------
   Change in net assets from Class A Share
     transactions...............................   $  (20,531)   $ 207,636     $  202,106
                                                   ==========    ==========    ==========
SHARE TRANSACTIONS:
CLASS I SHARES:
   Issued.......................................    3,519,098    3,179,130      5,277,035
   Reinvested...................................        1,641          911          1,541
   Redeemed.....................................   (3,014,205)   (3,341,481)   (4,795,113)
                                                   ----------    ----------    ----------
   Change in Class I Shares.....................      506,534     (161,440)       483,463
                                                   ==========    ==========    ==========
CLASS A SHARES:
   Issued.......................................    1,946,989    1,742,611      2,704,680
   Reinvested...................................           56           --            143
   Redeemed.....................................   (1,967,576)   (1,534,976)   (2,502,717)
                                                   ----------    ----------    ----------
   Change in Class A Shares.....................      (20,531)     207,635        202,106
                                                   ==========    ==========    ==========

------------

(a) Upon reorganizing as a fund of the One Group, the Pegasus Cash Management Fund became the Cash Management Money Market Fund. The Schedules of Capital Stock Activity for the periods prior to March 29, 1999, represent the Pegasus Cash Management Fund.

(b) Upon reorganizing as a fund of the One Group, the Pegasus Treasury Prime Cash Management Fund became the Treasury Prime Cash Management Money Market Fund. The Schedules of Capital Stock Activity for the periods prior to March 29, 1999, represent the Pegasus Treasury Prime Cash Management Fund.

(c) Upon reorganizing as a fund of the One Group, the Pegasus U.S. Government Securities Cash Management Fund became the U.S. Government Securities Cash Management Money Market Fund. The Schedules of Capital Stock Activity for the periods prior to March 29, 1999, represent the Pegasus U.S. Government Securities Cash Management Fund.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in Thousands)

                                                              TREASURY                                  MUNICIPAL
                                                          CASH MANAGEMENT                            CASH MANAGEMENT
                                                         MONEY MARKET FUND                          MONEY MARKET FUND
                                              ----------------------------------------   ----------------------------------------
                                               SIX MONTHS    SIX MONTHS       YEAR        SIX MONTHS    SIX MONTHS       YEAR
                                                 ENDED         ENDED         ENDED          ENDED         ENDED         ENDED
                                              DECEMBER 31,    JUNE 30,    DECEMBER 31,   DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                                  1999        1999 (A)        1998           1999        1999 (B)        1998
                                              ------------   ----------   ------------   ------------   ----------   ------------
                                              (UNAUDITED)                                (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
    Proceeds from shares issued.............   $  458,636    $ 371,488     $   73,530      $345,662     $ 448,773    $ 1,314,947
    Proceeds from shares issued in
      conversion............................           --           --             --            --            --        178,164
    Dividends reinvested....................           60           40             36            19           143             95
    Cost of shares redeemed.................     (500,065)    (212,543)       (42,220)     (350,695)     (560,729)    (1,106,309)
                                               ----------    ----------    ----------      --------     ---------    -----------
    Change in net assets from Class I Share
      transactions..........................   $  (41,369)   $ 158,985     $   31,346      $ (5,014)    $(111,813)   $   386,897
                                               ==========    ==========    ==========      ========     =========    ===========
CLASS A SHARES:
    Proceeds from shares issued.............   $  677,423    $1,134,750    $1,878,719      $ 61,659     $ 239,306    $   477,944
    Dividends reinvested....................           --            8             --            --            --             --
    Cost of shares redeemed.................     (608,758)   (1,334,784)   (1,753,426)      (66,435)     (284,250)      (473,235)
                                               ----------    ----------    ----------      --------     ---------    -----------
    Change in net assets from Class A Share
      transactions..........................   $   68,665    $(200,026)    $  125,293      $ (4,776)    $ (44,944)   $     4,709
                                               ==========    ==========    ==========      ========     =========    ===========
SHARE TRANSACTIONS:
CLASS I SHARES:
    Issued..................................      458,636      371,489         73,530       345,662       448,773      1,314,947
    Issued in conversion....................           --           --             --            --            --        178,164
    Reinvested..............................           60           40             36            19           143             95
    Redeemed................................     (500,065)    (212,543)       (42,220)     (350,695)     (560,729)    (1,106,309)
                                               ----------    ----------    ----------      --------     ---------    -----------
    Change in Class I Shares................      (41,369)     158,986         31,346        (5,014)     (111,813)       386,897
                                               ==========    ==========    ==========      ========     =========    ===========
CLASS A SHARES:
    Issued..................................      677,423    1,134,750      1,878,719        61,659       239,305        477,944
    Reinvested..............................           (8)           8             --            --            --             --
    Redeemed................................     (608,750)   (1,334,784)   (1,753,426)      (66,435)     (284,250)      (473,235)
                                               ----------    ----------    ----------      --------     ---------    -----------
    Change in Class A Shares................       68,665     (200,026)       125,293        (4,776)      (44,945)         4,709
                                               ==========    ==========    ==========      ========     =========    ===========

------------

(a) Upon reorganizing as a fund of the One Group, the Pegasus Treasury Cash Management Fund became the Treasury Cash Management Money Market Fund. The Schedules of Capital Stock Activity for the periods prior to March 29, 1999, represent the Pegasus Treasury Cash Management Fund.

(b) Upon reorganizing as a fund of the One Group, the Pegasus Municipal Cash Management Fund became the Municipal Cash Management Money Market Fund. The Schedules of Capital Stock Activity for the periods prior to March 29, 1999, represent the Pegasus Municipal Cash Management Fund.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             CASH MANAGEMENT MONEY MARKET FUND
                                  ----------------------------------------------------------------------------------------
                                                                       CLASS I SHARES
                                  ----------------------------------------------------------------------------------------
                                   SIX MONTHS    SIX MONTHS                                         JULY 1,        YEAR
                                     ENDED         ENDED           YEAR ENDED DECEMBER 31,          1995 TO        ENDED
                                  DECEMBER 31,    JUNE 30,     --------------------------------   DECEMBER 31,   JUNE 30,
                                      1999        1999 (A)        1998        1997       1996       1995 (B)       1995
                                  ------------   ----------    ----------   --------   --------   ------------   ---------
                                  (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD......................     $    1.000     $  1.000     $    1.000   $  1.000   $  1.000     $  1.000     $   1.000
                                   ----------     --------     ----------   --------   --------     --------     ---------
Investment Activities:
  Net investment income.......          0.026        0.023          0.052      0.053      0.051        0.028         0.051
  Net realized gains (losses)
    from investments..........             --           --             --(c)       --        --(c)         --(c)    (0.006)
                                   ----------     --------     ----------   --------   --------     --------     ---------
    Total from Investment
      Activities..............          0.026        0.023          0.052      0.053      0.051        0.028         0.045
                                   ----------     --------     ----------   --------   --------     --------     ---------
Distributions:
  Net investment income.......         (0.026)      (0.023)        (0.052)   (0.053)     (0.051)      (0.028)       (0.051)
                                   ----------     --------     ----------   --------   --------     --------     ---------
Increase due to Capital:
  Contribution from an
    affiliate of the
    Investment Advisor........             --           --             --         --         --           --         0.006
                                   ----------     --------     ----------   --------   --------     --------     ---------

NET ASSET VALUE, END OF
  PERIOD......................     $    1.000     $  1.000     $    1.000   $  1.000   $  1.000     $  1.000     $   1.000
                                   ==========     ========     ==========   ========   ========     ========     =========
Total Return..................           2.63%(d)      2.35%(d)       5.36%     5.41%      5.23%        2.80%(d)      5.19%(e)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000).....................     $1,086,865     $947,776     $1,076,045   $705,270   $885,946     $389,127     $ 319,214
  Ratio of expenses to average
    net assets................           0.35%(f)      0.34%(f)       0.35%     0.35%      0.35%        0.35%(f)      0.35%
  Ratio of net investment
    income to average net
    assets....................           5.15%(f)      4.69%(f)       5.21%     5.36%      5.19%        5.51%(f)      5.11%
  Ratio of expenses to average
    net assets *..............           0.39%(f)      0.40%(f)       0.39%     0.38%      0.42%        0.43%(f)      0.44%
  Ratio of net investment
    income to average net
    assets *..................           5.11%(f)      4.63%(f)       5.17%     5.33%      5.12%        5.43%(f)      5.02%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of the One Group, the Pegasus Cash Management Fund became the Cash Management Money Market Fund. The Financial Highlights for the periods prior to March 29, 1999, represent the Pegasus Cash Management Fund.

(b) Effective July 1, 1995, the Fund changed its fiscal year end from June 30 to December 31.

(c) Amount is less than .001.

(d) Not annualized.

(e) If the Fund had not had a capital contribution by an affiliate of First Chicago NBD Investment Management Company (an affiliate of the Advisor) during the period, the total return would have been 4.51%.

(f) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              CASH MANAGEMENT MONEY MARKET FUND
                               -----------------------------------------------------------------------------------------------
                                                                       CLASS A SHARES
                               -----------------------------------------------------------------------------------------------
                                SIX MONTHS    SIX MONTHS                                              JULY 1,      JANUARY 17
                                  ENDED         ENDED             YEAR ENDED DECEMBER 31,             1995 TO        1995 TO
                               DECEMBER 31,    JUNE 30,     ------------------------------------   DECEMBER 31,     JUNE 30,
                                   1999        1999 (A)        1998         1997         1996        1995 (B)       1995 (C)
                               ------------   ----------    ----------   ----------   ----------   -------------   -----------
                               (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.........  $    1.000    $   1.000     $    1.000   $    1.000   $    1.000    $    1.000     $    1.000
                                ----------    ----------    ----------   ----------   ----------    ----------     ----------
Investment Activities:
  Net investment income.......       0.025        0.022          0.050        0.050        0.048         0.026          0.025
  Net realized gains (losses)
    from investments..........          --           --             --(d)         --          --(d)          --(d)         --(d)
                                ----------    ----------    ----------   ----------   ----------    ----------     ----------
    Total from Investment
      Activities..............       0.025        0.022          0.050        0.050        0.048         0.026          0.025
                                ----------    ----------    ----------   ----------   ----------    ----------     ----------
Distributions:
  Net investment income.......      (0.025)      (0.022)        (0.050)      (0.050)      (0.048)       (0.026)        (0.025)
                                ----------    ----------    ----------   ----------   ----------    ----------     ----------

NET ASSET VALUE, END OF
  PERIOD......................  $    1.000    $   1.000     $    1.000   $    1.000   $    1.000    $    1.000     $    1.000
                                ==========    ==========    ==========   ==========   ==========    ==========     ==========
Total Return..................        2.50%(e)      2.22%(e)       5.10%       5.15%        4.98%         2.68%(e)       2.47%(e)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000).....................  $1,665,921    $1,259,860    $1,521,827   $  992,763   $  232,249    $  121,750     $   11,372
  Ratio of expenses to average
    net assets................        0.60%(f)      0.60%(f)       0.60%       0.60%        0.60%         0.60%(f)       0.60%(f)
  Ratio of net investment
    income to average net
    assets....................        4.94%(f)      4.45%(f)       5.04%       5.11%        4.94%         5.25%(f)       5.46%(f)
  Ratio of expenses to average
    net assets*...............        0.64%(f)      0.65%(f)       0.64%       0.63%        0.67%         0.69%(f)       0.71%(f)
  Ratio of net investment
    income to average net
    assets*...................        4.90%(f)      4.40%(f)       5.00%       5.08%        4.87%         5.16%(f)       5.35%(f)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of the One Group, the Pegasus Cash Management Fund became the Cash Management Money Market Fund. The Financial Highlights for the periods prior to March 29, 1999, represent the Pegasus Cash Management Fund.

(b) Effective July 1, 1995, the Fund changed its fiscal year end from June 30 to December 31.

(c)  Period from commencement of operations.

(d) Amount is less than .001.

(e)  Not annualized.

(f)  Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                            TREASURY PRIME CASH MANAGEMENT MONEY MARKET FUND
                                             ------------------------------------------------------------------------------
                                                                             CLASS I SHARES
                                             ------------------------------------------------------------------------------
                                              SIX MONTHS     SIX MONTHS                                         MARCH 22,
                                                ENDED          ENDED           YEAR ENDED DECEMBER 31,           1995 TO
                                             DECEMBER 31,     JUNE 30,      ------------------------------    DECEMBER 31,
                                                 1999         1999 (A)        1998       1997       1996        1995 (B)
                                             ------------    ----------     --------    -------    -------    -------------
                                             (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.....      $  1.000       $  1.000      $  1.000    $ 1.000    $ 1.000       $ 1.000
                                               --------       --------      --------    -------    -------       -------
Investment Activities:
  Net investment income..................         0.023          0.021         0.047      0.048      0.047         0.040
  Net realized gains (losses) from
    investments..........................            --(c)          --(c)         --         --         --(c)         --
                                               --------       --------      --------    -------    -------       -------
    Total from Investment Activities.....         0.023          0.021         0.047      0.048      0.047         0.040
                                               --------       --------      --------    -------    -------       -------
Distributions:
  Net investment income..................        (0.023)        (0.021)       (0.047)    (0.048)    (0.047)       (0.040)
                                               --------       --------      --------    -------    -------       -------

NET ASSET VALUE, END OF PERIOD...........      $  1.000       $  1.000      $  1.000    $ 1.000    $ 1.000       $ 1.000
                                               ========       ========      ========    =======    =======       =======
Total Return.............................          2.29%(d)       2.12%(d)      4.76%      4.90%      4.86%         4.06%(d)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)......      $192,828       $125,645      $189,630    $90,813    $70,120       $14,008
  Ratio of expenses to average
    net assets...........................          0.35%(e)       0.35%(e)      0.35%      0.35%      0.35%         0.35%(e)
  Ratio of net investment income
    to average net assets................          4.52%(e)       4.24%(e)      4.55%      4.79%      4.84%         5.16%(e)
  Ratio of expenses to average
    net assets*..........................          0.42%(e)       0.42%(e)      0.40%      0.40%      0.46%         1.23%(e)
  Ratio of net investment income
    to average net assets*...............          4.45%(e)       4.17%(e)      4.50%      4.74%      4.73%         4.28%(e)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of the One Group, the Pegasus Treasury Prime Cash Management Fund became the Treasury Prime Cash Management Money Market Fund. The Financial Highlights for the periods prior to March 29, 1999, represent the Pegasus Treasury Prime Cash Management Fund.

(b) Period from commencement of operations.

(c) Amount is less than .001.

(d) Not annualized.

(e) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                            TREASURY PRIME CASH MANAGEMENT MONEY MARKET FUND
                                            --------------------------------------------------------------------------------
                                                                             CLASS A SHARES
                                            --------------------------------------------------------------------------------
                                             SIX MONTHS     SIX MONTHS                                           MARCH 22,
                                               ENDED          ENDED            YEAR ENDED DECEMBER 31,            1995 TO
                                            DECEMBER 31,     JUNE 30,      --------------------------------    DECEMBER 31,
                                                1999         1999 (A)        1998        1997        1996        1995 (B)
                                            ------------    ----------     --------    --------    --------    -------------
                                            (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...................      $  1.000       $  1.000      $  1.000    $  1.000    $  1.000      $  1.000
                                              --------       --------      --------    --------    --------      --------
Investment Activities:
  Net investment income.................         0.021          0.020         0.044       0.045       0.045         0.038
  Net realized gains (losses) from
    investments.........................            --(c)          --(c)         --          --          --            --
                                              --------       --------      --------    --------    --------      --------
    Total from Investment Activities....         0.021          0.020         0.044       0.045       0.045         0.038
                                              --------       --------      --------    --------    --------      --------
Distributions:
  Net investment income.................        (0.021)        (0.020)       (0.044)     (0.045)     (0.045)       (0.038)
                                              --------       --------      --------    --------    --------      --------

NET ASSET VALUE, END OF PERIOD..........      $  1.000       $  1.000      $  1.000    $  1.000    $  1.000      $  1.000
                                              ========       ========      ========    ========    ========      ========
Total Return............................          2.16%(d)       2.00%(d)      4.50%       4.64%       4.60%         3.86%(d)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).....      $545,860       $474,180      $469,443    $233,590    $215,040      $130,559
  Ratio of expenses to average
    net assets..........................          0.60%(e)       0.60%(e)      0.60%       0.60%       0.60%         0.60%(e)
  Ratio of net investment income
    to average net assets...............          4.27%(e)       3.99%(e)      4.35%       4.54%       4.59%         4.72%(e)
  Ratio of expenses to average
    net assets*.........................          0.67%(e)       0.67%(e)      0.65%       0.65%       0.71%         0.74%(e)
  Ratio of net investment income
    to average net assets*..............          4.20%(e)       3.92%(e)      4.30%       4.49%       4.48%         4.58%(e)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of the One Group, the Pegasus Treasury Prime Cash Management Fund became the Treasury Prime Cash Management Money Market Fund. The Financial Highlights for the periods prior to March 29, 1999, represent the Pegasus Treasury Prime Cash Management Fund.

(b) Period from commencement of operations.

(c) Amount is less than .001.

(d) Not annualized.

(e) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                             U.S. GOVERNMENT SECURITIES CASH MANAGEMENT MONEY MARKET FUND
                                ---------------------------------------------------------------------------------------
                                                                    CLASS I SHARES
                                ---------------------------------------------------------------------------------------
                                 SIX MONTHS    SIX MONTHS                                         JUNE 1,        YEAR
                                   ENDED         ENDED           YEAR ENDED DECEMBER 31,          1995 TO       ENDED
                                DECEMBER 31,    JUNE 30,     --------------------------------   DECEMBER 31,   MAY 31,
                                    1999        1999 (A)        1998        1997       1996       1995 (B)       1995
                                ------------   ----------    ----------   --------   --------   ------------   --------
                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD......................   $    1.000     $  1.000     $    1.000   $  1.000   $  1.000     $  1.000     $  1.000
                                 ----------     --------     ----------   --------   --------     --------     --------

Investment Activities:
  Net investment income.......        0.025        0.023          0.051      0.052      0.050        0.032        0.049
  Net realized gains (losses)
    from investments..........           --(c)        --(c)          --         --(c)       --(c)         --(c)       --(c)
                                 ----------     --------     ----------   --------   --------     --------     --------
    Total from Investment
      Activities..............        0.025        0.023          0.051      0.052      0.050        0.032        0.049
                                 ----------     --------     ----------   --------   --------     --------     --------
Distributions:
  Net investment income.......       (0.025)      (0.023)        (0.051)    (0.052)    (0.050)      (0.032)      (0.049)
                                 ----------     --------     ----------   --------   --------     --------     --------

NET ASSET VALUE, END OF
  PERIOD......................   $    1.000     $  1.000     $    1.000   $  1.000   $  1.000     $  1.000     $  1.000
                                 ==========     ========     ==========   ========   ========     ========     ========
Total Return..................         2.53%(d)      2.28%(d)       5.26%     5.34%      5.15%        3.24%(d)     5.03%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000).....................   $1,362,961     $856,449     $1,017,830   $534,364   $369,163     $489,395     $475,248
  Ratio of expenses to average
    net assets................         0.35%(e)      0.35%(e)       0.35%     0.35%      0.35%        0.35%(e)     0.34%
  Ratio of net investment
    income
    to average net assets.....         5.00%(e)      4.56%(e)       5.11%     5.27%      5.09%        5.46%(e)     4.94%
  Ratio of expenses to average
    net assets*...............         0.36%(e)      0.38%(e)       0.37%     0.36%      0.43%        0.42%(e)     0.41%
  Ratio of net investment
    income
    to average net assets*....         4.99%(e)      4.53%(e)       5.09%     5.26%      5.01%        5.39%(e)     4.87%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of the One Group, the Pegasus U.S. Government Securities Cash Management Fund became the U.S. Government Securities Cash Management Money Market Fund. The Financial Highlights for the periods prior to March 29, 1999, represent the Pegasus U.S. Government Securities Cash Management Fund.

(b) Effective June 1, 1995, the fund changed its fiscal year end from May 31 to December 31.

(c) Amount is less than .001.

(d) Not annualized.

(e) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                              U.S. GOVERNMENT SECURITIES CASH MANAGEMENT MONEY MARKET FUND
                                ----------------------------------------------------------------------------------------
                                                                     CLASS A SHARES
                                ----------------------------------------------------------------------------------------
                                 SIX MONTHS    SIX MONTHS                                       JUNE 1,      JANUARY 17,
                                   ENDED         ENDED          YEAR ENDED DECEMBER 31,         1995 TO        1995 TO
                                DECEMBER 31,    JUNE 30,     ------------------------------   DECEMBER 31,     MAY 31,
                                    1999        1999 (A)       1998       1997       1996       1995 (B)      1995 (c)
                                ------------   ----------    --------   --------   --------   ------------   -----------
                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD......................    $  1.000      $  1.000     $  1.000   $  1.000   $  1.000     $ 1.000        $ 1.000
                                  --------      --------     --------   --------   --------     -------        -------

Investment Activities:
  Net investment income.......       0.024         0.021        0.049      0.050      0.048       0.031          0.020
  Net realized gains (losses)
    from investments..........          --(d)         --(d)        --         --(d)       --(d)        --(d)        --(d)
                                  --------      --------     --------   --------   --------     -------        -------
    Total from Investment
      Activities..............       0.024         0.021        0.049      0.050      0.048       0.031          0.020
                                  --------      --------     --------   --------   --------     -------        -------
Distributions:
  Net investment income.......      (0.024)       (0.021)      (0.049)    (0.050)    (0.048)     (0.031)        (0.020)
                                  --------      --------     --------   --------   --------     -------        -------

NET ASSET VALUE, END OF
  PERIOD......................    $  1.000      $  1.000     $  1.000   $  1.000   $  1.000     $ 1.000        $ 1.000
                                  ========      ========     ========   ========   ========     =======        =======
Total Return..................        2.41%(e)      2.16%(e)     5.00%      5.08%      4.89%       3.09%(e)       2.01%(e)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000).....................    $746,903      $767,457     $559,770   $357,663   $207,046     $56,000        $16,702
  Ratio of expenses to average
    net assets................        0.60%(f)      0.60%(f)     0.60%      0.60%      0.60%       0.60%(f)       0.57%(f)
  Ratio of net investment
    income
    to average net assets.....        4.75%(f)      4.31%(f)     4.87%      5.02%      4.84%       5.17%(f)       5.48%(f)
  Ratio of expenses to average
    net assets*...............        0.62%(f)      0.63%(f)     0.62%      0.61%      0.68%       0.69%(f)       0.66%(f)
  Ratio of net investment
    income
    to average net assets*....        4.73%(f)      4.28%(f)     4.85%      5.01%      4.76%       5.08%(f)       5.39%(f)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of the One Group, the Pegasus U.S. Government Securities Cash Management Fund became the U.S. Government Securities Cash Management Money Market Fund. The Financial Highlights for the periods prior to March 29, 1999, represent the Pegasus U.S. Government Securities Cash Management Fund.

(b) Effective June 1, 1995, the Fund changed its fiscal year end from May 31 to December 31.

(c) Period from commencement of operations.

(d) Amount is less than .001.

(e) Not annualized.

(f) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                         TREASURY CASH MANAGEMENT MONEY MARKET FUND
                                                -------------------------------------------------------------
                                                                       CLASS I SHARES
                                                -------------------------------------------------------------
                                                 SIX MONTHS      SIX MONTHS         YEAR       SEPTEMBER 12,
                                                   ENDED           ENDED           ENDED          1997 TO
                                                DECEMBER 31,      JUNE 30,      DECEMBER 31,    DECEMBER 31,
                                                    1999          1999 (A)          1998          1997 (b)
                                                ------------    ------------    ------------   --------------
                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........      $  1.000        $  1.000        $ 1.000         $ 1.000
                                                  --------        --------        -------         -------
Investment Activities:
  Net investment income.....................         0.024           0.022          0.051           0.016
  Net realized and unrealized gains (losses)
    from investments........................            --(c)           --             --              --
                                                  --------        --------        -------         -------
    Total from Investment Activities........         0.024           0.022          0.051           0.016
                                                  --------        --------        -------         -------
Distributions:
  Net investment income.....................        (0.024)         (0.022)        (0.051)         (0.016)
                                                  --------        --------        -------         -------
NET ASSET VALUE, END OF PERIOD..............      $  1.000        $  1.000        $ 1.000         $ 1.000
                                                  ========        ========        =======         =======
Total Return................................          2.41%(d)        2.22%(d)       5.20%           5.29%(e)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........      $149,813        $191,181        $32,196         $   850
  Ratio of expenses to average net assets...          0.35%(e)        0.35%(e)       0.35%           0.35%(e)
  Ratio of net investment income to average
    net assets..............................          4.74%(e)        4.44%(e)       4.97%           5.28%(e)
  Ratio of expenses to average net
    assets*.................................          0.43%(e)        0.43%(e)       0.40%           0.41%(e)
  Ratio of net investment income to average
    net assets*.............................          4.66%(e)        4.36%(e)       4.92%           5.22%(e)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of the One Group, the Pegasus Treasury Cash Management Fund became the Treasury Cash Management Money Market Fund. The Financial Highlights for the periods prior to March 29, 1999, represent the Pegasus Treasury Cash Management Fund.

(b) Period from commencement of operations.

(c) Amount is less than .001.

(d) Not annualized.

(e) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                         TREASURY CASH MANAGEMENT MONEY MARKET FUND
                                                -------------------------------------------------------------
                                                                       CLASS A SHARES
                                                -------------------------------------------------------------
                                                 SIX MONTHS      SIX MONTHS         YEAR       SEPTEMBER 12,
                                                   ENDED           ENDED           ENDED          1997 TO
                                                DECEMBER 31,      JUNE 30,      DECEMBER 31,    DECEMBER 31,
                                                    1999          1999 (A)          1998          1997 (b)
                                                ------------    ------------    ------------   --------------
                                                (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................      $  1.000        $  1.000        $  1.000        $  1.000
                                                  --------        --------        --------        --------
Investment Activities:
  Net investment income.....................         0.023           0.021           0.048           0.015
  Net realized and unrealized gains (losses)
    from investments........................            --(c)           --              --              --
                                                  --------        --------        --------        --------
    Total from Investment Activities........         0.023           0.021           0.048           0.015
                                                  --------        --------        --------        --------
Distributions:
  Net investment income.....................        (0.023)         (0.021)         (0.048)         (0.015)
                                                  --------        --------        --------        --------
NET ASSET VALUE, END OF PERIOD..............      $  1.000        $  1.000        $  1.000        $  1.000
                                                  ========        ========        ========        ========
Total Return................................          2.28%(d)        2.10%(d)        4.94%           5.04%(e)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........      $199,655        $130,989        $331,015        $205,722
  Ratio of expenses to average net assets...          0.60%(e)        0.60%(e)        0.60%           0.60%(e)
  Ratio of net investment income to average
    net assets..............................          4.50%(e)        4.19%(e)        4.82%           5.03%(e)
  Ratio of expenses to average net
    assets*.................................          0.68%(e)        0.68%(e)        0.65%           0.66%(e)
  Ratio of net investment income to average
    net assets*.............................          4.42%(e)        4.11%(e)        4.77%           4.97%(e)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of the One Group, the Pegasus Treasury Cash Management Fund became the Treasury Cash Management Money Market Fund. The Financial Highlights for the periods prior to March 29, 1999, represent the Pegasus Treasury Cash Management Fund.

(b) Period from commencement of operations.

(c) Amount is less than .001.

(d) Not annualized.

(e) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                         MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND
                                                -------------------------------------------------------------
                                                                       CLASS I SHARES
                                                -------------------------------------------------------------
                                                 SIX MONTHS      SIX MONTHS         YEAR         AUGUST 18,
                                                   ENDED           ENDED           ENDED          1997 TO
                                                DECEMBER 31,      JUNE 30,      DECEMBER 31,    DECEMBER 31,
                                                    1999          1999 (A)          1998          1997 (b)
                                                ------------    ------------    ------------   --------------
                                                (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................      $  1.000        $  1.000        $  1.000        $  1.000
                                                  --------        --------        --------        --------
Investment Activities:
  Net investment income.....................         0.016           0.014           0.032           0.013
  Net realized gains (losses) from
    investments.............................            --              --(c)           --              --
                                                  --------        --------        --------        --------
    Total from Investment Activities........         0.016           0.014           0.032           0.013
                                                  --------        --------        --------        --------
Distributions:
  Net investment income.....................        (0.016)         (0.014)         (0.032)         (0.013)
                                                  --------        --------        --------        --------
NET ASSET VALUE, END OF PERIOD..............      $  1.000        $  1.000        $  1.000        $  1.000
                                                  ========        ========        ========        ========
Total Return................................          1.58%(d)        1.39%(d)        3.20%           3.39%(e)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........      $471,788        $476,802        $588,602        $201,705
  Ratio of expenses to average net assets...          0.35%(e)        0.35%(e)        0.35%           0.35%(e)
  Ratio of net investment income to average
    net assets..............................          3.12%(e)        2.77%(e)        3.12%           3.37%(e)
  Ratio of expenses to average net
    assets*.................................          0.43%(e)        0.41%(e)        0.39%           0.41%(e)
  Ratio of net investment income to average
    net assets*.............................          3.04%(e)        2.71%(e)        3.08%           3.31%(e)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of the One Group, the Pegasus Municipal Cash Management Fund became the Municipal Cash Management Money Market Fund. The Financial Highlights for the periods prior to March 29, 1999, represent the Pegasus Municipal Cash Management Fund.

(b) Period from commencement of operations.

(c) Amount is less than .001.

(d) Not annualized.

(e) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                         MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND
                                                -------------------------------------------------------------
                                                                       CLASS A SHARES
                                                -------------------------------------------------------------
                                                 SIX MONTHS      SIX MONTHS         YEAR         AUGUST 18,
                                                   ENDED           ENDED           ENDED          1997 TO
                                                DECEMBER 31,      JUNE 30,      DECEMBER 31,    DECEMBER 31,
                                                    1999          1999 (A)          1998          1997 (b)
                                                ------------    ------------    ------------   --------------
                                                (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................      $  1.000        $  1.000        $ 1.000         $ 1.000
                                                  --------        --------        -------         -------
Investment Activities:
  Net investment income.....................         0.014           0.013          0.029           0.012
  Net realized gains (losses) from
    investments.............................            --              --(c)          --              --
                                                  --------        --------        -------         -------
    Total from Investment Activities........         0.014           0.013          0.029           0.012
                                                  --------        --------        -------         -------
Distributions:
  Net investment income.....................        (0.014)         (0.013)        (0.029)         (0.012)
                                                  --------        --------        -------         -------
NET ASSET VALUE, END OF PERIOD..............      $  1.000        $  1.000        $ 1.000         $ 1.000
                                                  ========        ========        =======         =======
Total Return................................          1.46%(d)        1.27%(d)       2.95%           3.14%(e)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........      $ 11,523        $ 16,299        $61,243         $56,534
  Ratio of expenses to average net assets...          0.60%(e)        0.60%(e)       0.60%           0.60%(e)
  Ratio of net investment income to average
    net assets..............................          2.88%(e)        2.52%(e)       2.90%           3.12%(e)
  Ratio of expenses to average net
    assets*.................................          0.68%(e)        0.66%(e)       0.64%           0.66%(e)
  Ratio of net investment income to average
    net assets*.............................          2.80%(e)        2.46%(e)       2.86%           3.06%(e)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of the One Group, the Pegasus Municipal Cash Management Fund became the Municipal Cash Management Money Market Fund. The Financial Highlights for the periods prior to March 29, 1999, represent the Pegasus Municipal Cash Management Fund.

(b) Period from commencement of operations.

(c) Amount is less than .001.

(d) Not annualized.

(e) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1999
(Unaudited)

1. ORGANIZATION:

   The One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Cash Management Money Market Fund, the Treasury Prime Cash Management Money Market Fund, the U.S. Government Securities Cash Management Money Market Fund, the Treasury Cash Management Money Market Fund and the Municipal Cash Management Money Market Fund, (individually, a "Fund"; collectively, the "Funds") only. Each Fund is a diversified mutual fund.

   The Funds' investment objectives are as follows:

                         FUND                                           OBJECTIVE
                         ----                                           ---------
    Cash Management Money Market Fund                 Seeks high current income with liquidity and
                                                       stability of principal.
    Treasury Prime Cash Management Money Market       Seeks high current income with liquidity and
      Fund                                             stability of principal.
    U.S. Government Cash Management Money Market      Seeks high current income with liquidity and
      Fund                                             stability of principal.
    Treasury Cash Management Money Market Fund        Seeks high current income with liquidity and
                                                       stability of principal.
    Municipal Cash Management Money Market Fund       Seeks high current income exempt from Federal
                                                       income tax with liquidity and stability of
                                                       principal.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

     REPURCHASE AGREEMENTS

     The Funds (except the Treasury Prime Cash Management Money Market Fund) may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor") to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

     value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income, including any discount or premium, is accrued for both financial reporting and tax purposes using the straight-line amortized cost method.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly. Net income for this purpose consists of interest accrued and discount earned (including both original issue discount and market discount) less amortization of any market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

     Net investment income and net capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax differences, if any, have been reclassified among the components of net assets.

     FEDERAL INCOME TAXES

     Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

     DEFERRED ORGANIZATION COSTS

     Prior to June 30, 1998, costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution have been deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. All such costs, which are attributable to more than one fund of the Trust, have been allocated among the respective funds pro-rata, based on the relative net assets of each Fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty-four series and six classes of shares: Class I, Class A, Class B, Class C, Class S and Service Class. Currently, the Trust consists of forty-nine active funds. The Funds are each authorized to issue Class I and Class A shares only. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. See Schedules of Capital Stock Activity.

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor, are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.20% of the average daily net assets of the Funds.

   The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust net assets (excluding the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund and the Investor Balanced Fund (the "Investor Funds") and the Treasury Only Money Market Fund, Government Money Market Fund and the Institutional Prime Money Market Fund (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. The Advisor also serves as Sub-Administrator to each Fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A shares are subject to a distribution and shareholder services plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plan, the Trust will pay the Distributor a fee of 0.25% of the average daily net assets of Class A shares of each of the Funds. Up to 0.25% of the fees payable under the Plan may be used as compensation of shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plan may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Class I shares of each Fund are offered without distribution fees.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

   The Advisor and Administrator voluntarily agreed to waive a portion of their fees. For the six months ended December 31, 1999, fees in the following amounts were waived from the Funds (amounts in thousands):

                                                                  INVESTMENT
                                                                   ADVISORY
                                                                     FEES      ADMINISTRATION
                                                                    WAIVED      FEES WAIVED
                                                                  ----------   --------------
    Cash Management Money Market Fund...........................     $375           $141
    Treasury Prime Cash Management Money Market Fund............      197             35
    U.S. Government Securities Cash Management Money Market
      Fund......................................................      169             96
    Treasury Cash Management Money Market Fund..................      139             21
    Municipal Cash Management Money Market Fund.................      164             34

5. LINE OF CREDIT:

   The Trust and State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") entered into a financing agreement dated October 19, 1999. Under this agreement, the Banks provide an unsecured committed credit facility in the aggregate amount of $500 million. The credit facility is allocated, under the terms of the financing agreement, among the Banks. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. Interest on borrowings during the period from and including December 15, 1999, to January 17, 2000, is payable at 0.50% plus the higher of the Fed Funds Effective Rate plus 0.50% or the Fed Funds Target Rate plus 1.50%. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility, which is allocated to all funds.

   At December 31, 1999, Municipal Cash Management Money Market Fund had $1,700,000 outstanding under this agreement. During the six months ended December 31, 1999, borrowings by the Funds under the Agreement were as follows (amounts in thousands):

                                                                   AVERAGE
                                                                    AMOUNT
                                                                 BORROWED FOR       AVERAGE INTEREST
                              FUND                                  PERIOD                RATE
                              ----                               ------------       ----------------
  Municipal Cash Management Money Market Fund.................        $9                  7.50%

   The average amount outstanding was calculated based on daily balances during the period.

6. DEFERRED TRUSTEES FEES:

   Independent Trustees of the Funds may participate in a Deferred Compensation Plan in which they may defer any or all compensation related to performance of their duties as a Trustee. All deferred compensation is paid by the Funds and invested into various One Group funds elected by each Trustee. The Plan is fully funded and therefore, the Funds bear no additional trustee expense over and above the normal cash compensation.

7. CONVERSION OF COMMON TRUST FUNDS:

   The net assets of certain common trust funds managed by First Chicago NBD Investment Management Company (an affiliate of the Advisor) were exchanged in a tax-free conversion for Class I shares of the corresponding Funds. The transactions were accounted for by a method followed for tax purposes in a tax-free business

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

   combination. The following is a summary of shares issued, net assets converted, and net asset value per share issued as of the conversion date (amounts in thousands, except per share amounts):

                                                                                           NET ASSET
                                                                                NET        VALUE PER
                                                                  SHARES       ASSETS        SHARE
                         SEPTEMBER 18, 1998                       ISSUED     CONVERTED       ISSUED
                         ------------------                       ------     ---------     ---------
    Cash Management Money Market Fund...........................  149,308     $149,308       $1.00
    Municipal Cash Management Money Market Fund.................  178,164      178,164        1.00

8. PEGASUS REORGANIZATION:

   The Trust entered an agreement and plan of reorganization and liquidation ("the Reorganization") of the Pegasus Funds pursuant to which all of the assets and liabilities of each Pegasus Fund was transferred to a Fund of the One Group in exchange for shares of the corresponding Fund of the One Group. The Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on March 28, 1999, following approval by shareholders of the Pegasus Funds at a special shareholder meeting. The following is a summary of shares outstanding and net assets immediately before and after the Reorganization (amounts in thousands):

                                                                                              AFTER
                                                       BEFORE REORGANIZATION             REORGANIZATION
                                                ------------------------------------    -----------------
                                                 PEGASUS CASH       CASH MANAGEMENT      CASH MANAGEMENT
                                                MANAGEMENT FUND    MONEY MARKET FUND    MONEY MARKET FUND
                                                ---------------    -----------------    -----------------
    Shares....................................     2,422,998              --                2,422,998
    Net assets................................    $2,422,797              --               $2,422,797

                                                                                               AFTER
                                                        BEFORE REORGANIZATION             REORGANIZATION
                                                -------------------------------------    -----------------
                                                PEGASUS TREASURY     TREASURY PRIME       TREASURY PRIME
                                                   PRIME CASH        CASH MANAGEMENT      CASH MANAGEMENT
                                                MANAGEMENT FUND     MONEY MARKET FUND    MONEY MARKET FUND
                                                ----------------    -----------------    -----------------
    Shares....................................       563,715               --                 563,715
    Net assets................................      $563,697               --                $563,697

                                                                                              AFTER
                                                       BEFORE REORGANIZATION             REORGANIZATION
                                                ------------------------------------    -----------------
                                                 PEGASUS U.S.       U.S. GOVERNMENT      U.S. GOVERNMENT
                                                  GOVERNMENT          SECURITIES           SECURITIES
                                                SECURITIES CASH     CASH MANAGEMENT      CASH MANAGEMENT
                                                MANAGEMENT FUND    MONEY MARKET FUND    MONEY MARKET FUND
                                                ---------------    -----------------    -----------------
    Shares....................................     1,557,027              --                1,557,027
    Net assets................................    $1,556,520              --               $1,556,520

                                                                                              AFTER
                                                       BEFORE REORGANIZATION             REORGANIZATION
                                                ------------------------------------    -----------------
                                                    PEGASUS            TREASURY             TREASURY
                                                 TREASURY CASH      CASH MANAGEMENT      CASH MANAGEMENT
                                                MANAGEMENT FUND    MONEY MARKET FUND    MONEY MARKET FUND
                                                ---------------    -----------------    -----------------
    Shares....................................      419,386               --                 419,386
    Net assets................................     $419,386               --                $419,386

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

                                                                                                 AFTER
                                                       BEFORE REORGANIZATION                REORGANIZATION
                                             ------------------------------------------    -----------------
                                               PEGASUS MUNICIPAL          MUNICIPAL            MUNICIPAL
                                                CASH MANAGEMENT        CASH MANAGEMENT      CASH MANAGEMENT
                                                     FUND             MONEY MARKET FUND    MONEY MARKET FUND
                                             ---------------------    -----------------    -----------------
    Shares.................................         643,344                  --                 643,344
    Net assets.............................        $643,367                  --                $643,367

Continued

                 (This page has been left blank intentionally.)

One Group is distributed by
The One Group Services Company,
which is not affiliated with BANK
ONE CORPORATION. Banc One
Investment Advisors Corporation
serves as investment advisor to
the One Group, for which it
receives advisory fees.

Call Investor Services at
The One Group Service Center
at 1 800 480 4111 for a prospectus
containing complete information
about charges and expenses. Read
carefully before investing. Past
performance is no guarantee of
future results.



BANC ONE
INVESTMENT
ADVISORS
CORPORATION                                                     [LOGO] BANK ONE

TOG-F-045 (2/00)